RIGHT-OF-USE ASSETS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2022
Right-of-use Assets
Borrowing interest rate	3.00%	3.00%
Operating weighted average remaining life		3 years	3 years
Right-of-use assets		$ 2,598	$ 2,209	$ 1,494
Lease liabilities		$ 7,747	$ 7,972	$ 5,598